PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Allowance for credit losses	$ 192	$ 192
Additions for impairment losses	$ 0	$ 83	$ 0